Securities Purchased Under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities Financing Transaction [Line Items]
Balance at End of Year	$ 74.7	$ 152.1
Average Balance During the Year	246.3	277.3
Average Interest Rate Earned During the Year	0.07%	0.17%
Maximum Month-End Balance During the Year	$ 424.2	$ 578.0